FINANCIAL INSTRUMENTS AND FINANICAL RISK MANAGEMENT - Disclosure of loss balance for trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 29,844	$ 20,887
Credit risk | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	27,412	19,338
Credit risk | Not overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	17,361	10,590
Credit risk | Over 30 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,439	3,259
Credit risk | Over 60 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,818	1,025
Credit risk | Over 120 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	6,794	4,464
Credit risk | Gross carrying amount | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	29,844	20,887
Credit risk | Gross carrying amount | Not overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	17,361	10,590
Credit risk | Gross carrying amount | Over 30 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,439	3,259
Credit risk | Gross carrying amount | Over 60 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,818	1,025
Credit risk | Gross carrying amount | Over 120 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	9,226	6,013
Credit risk | Less: provision for credit losses | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(2,432)	(1,549)
Credit risk | Less: provision for credit losses | Not overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	0	0
Credit risk | Less: provision for credit losses | Over 30 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	0	0
Credit risk | Less: provision for credit losses | Over 60 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	0	0
Credit risk | Less: provision for credit losses | Over 120 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ (2,432)	$ (1,549)